Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2010
Accounts Payable and Accrued Liabilities (Tables) [Abstract]
Accrued Liabilities

	December 31,
	2010	2009
	(Millions)
Income taxes	$275	$112
Interest on debt	162	199
Employee costs	146	158
Taxes other than income taxes	110	176
Other, including other loss contingencies	309	303

	$1,002	$948